CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Current Assets:
Cash and cash equivalents	$ 731,819	$ 1,285,373
Notes receivable	76,743	125,798
Accounts receivable	4,936,974	3,273,141
Inventory	5,454,371	3,263,850
Advances to suppliers - non-related parties	782,481	540,259
- related parties	434,200	357,577
Prepaid expenses and other current assets	478,830	320,296
Total Current Assets	12,895,418	9,166,294
Property, plant and equipment, net	6,792,315	6,573,937
Intangible assets, net	1,508,583	1,424,404
Long-term prepaid expenses	491,015	0
Deferred tax assets	50,105	20,743
Total Assets	21,737,436	17,185,378
Current Liabilities:
Short-term bank loan	904,832	2,034,735
Accounts payable	4,942,881	2,637,792
Advance from customers	334,101	43,077
Promissory notes payable, net of debt discount and loan cost	533,316	0
Convertible notes payable, net of debt discount and loan cost	0	514,390
Derivative liability	0	276,266
Due to related parties	3,053,818	1,716,919
Accrued expenses and other current liabilities	117,450	359,577
Total Current Liabilities	9,886,398	7,582,756
Total Liabilities	9,886,398	7,582,756
Stockholders’ Equity:
Preferred stock, $.0001 par value, 5,000,000 shares authorized, 5,000,000 shares issued and outstanding	500	500
Common stock, $.0001 par value, 395,000,000 and 195,000,000 shares authorized as of June 30, 2021 and 2020 respectively, 164,041,058 and 114,174,265 shares issued and outstanding as of June 30, 2021 and 2020 respectively	16,404	11,417
Additional paid in capital	10,786,792	9,243,557
Retained earnings (accumulated deficit)	(144,409)	262,198
Accumulated other comprehensive income (loss)	749,790	(357,011)
Total Stockholders' Equity attributable to the Company	11,409,077	9,160,661
Noncontrolling interest	441,961	441,961
Total Stockholders’ Equity	11,851,038	9,602,622
Total Liabilities and Stockholders’ Equity	$ 21,737,436	$ 17,185,378